Statements of Changes in Equity - CAD ($)	Share capital.	Warrants	Contributed surplus	Deficit	Total
Balance, beginning of year at Dec. 31, 2019	$ 39,413,506	$ 1,731,250	$ 4,765,965	$ (31,238,684)	$ 14,672,037
Balance, beginning of year (in shares) at Dec. 31, 2019	25,877,686
Issuance of units	$ 13,446,249	3,803,751			17,250,000
Issuance of units (in units)	6,900,000
Share issuance costs	$ (1,243,485)	155,295			(1,088,190)
Fair value of warrants expired		(1,234,749)	1,234,749
Warrants exercised	$ 162,226	21,452			183,678
Warrants exercised (in shares)	65,191
Fair value of warrants exercised	$ 95,263	(95,263)
Shares for services	$ 49,712				49,712
Shares for services (in shares)	17,414
Share-based compensation			2,765,059		2,765,059
Fair value of warrants earned		78,992			78,992
Net loss and comprehensive loss for the year				(20,640,935)	(20,640,935)
Balance, end of year at Dec. 31, 2020	$ 51,923,471	4,460,728	8,765,773	(51,879,619)	13,270,353
Balance, end of year (in shares) at Dec. 31, 2020	32,860,291
Issuance of units	$ 68,714,131	3,792,200			72,506,331
Issuance of units (in units)	22,462,000
Issuance of warrants, net of issuance costs		8,147			8,147
Share issuance costs	$ (5,003,222)	(237,534)			(5,240,756)
Fair value of warrants expired		(75,886)	75,886
Options exercised	$ 2,837,083				2,837,083
Options exercised (in shares)	998,333
Fair value of options exercised	$ 1,357,160		(1,357,160)
Warrants exercised	$ 11,656,287	144,976			11,801,263
Warrants exercised (in shares)	3,675,283
Fair value of warrants exercised	$ 3,999,272	(3,999,272)
Shares for services	$ 4,112,647				4,112,647
Shares for services (in shares)	1,227,092
Share-based compensation			8,497,830		8,497,830
Fair value of warrants earned		83,421			83,421
Performance share units exercised	$ 3,322,000		(3,322,000)
Performance share units exercised (in units)	700,000
Net loss and comprehensive loss for the year				(31,638,244)	(31,638,244)
Balance, end of year at Dec. 31, 2021	$ 142,918,829	$ 4,176,780	$ 12,660,329	$ (83,517,863)	$ 76,238,075
Balance, end of year (in shares) at Dec. 31, 2021	61,922,999